Property, plant and equipment - Disclosure of property plant and equipment (Details) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	[1]	£ 49,762	£ 44,859
Property, plant and equipment, ending balance	[1]	47,043	49,762
Right-of-use assets		630	684
IFRS 16
Changes in property, plant and equipment [abstract]
Right-of-use assets				£ 468
Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		69,313	63,614
Exchange adjustments		(3,724)	1,698
Additions		4,510	4,727
Disposals		(424)	(639)
Reclassifications		(63)	(87)
Reclassification to held for sale (note 10)		(3,560)
Property, plant and equipment, ending balance		66,052	69,313
Cost | Previously stated
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance			63,146
Cost | IFRS 16
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance			468
Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(19,551)	(18,287)
Exchange adjustments		781	(365)
Depreciation charge for the year		(1,476)	(1,464)
Disposals		387	558
Reclassifications		3	7
Reclassification to held for sale (note 10)		847
Property, plant and equipment, ending balance		(19,009)	(19,551)
Land and buildings
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		3,050
Property, plant and equipment, ending balance		2,876	3,050
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		3,897	3,719
Exchange adjustments		(213)	98
Additions		89	130
Disposals		(6)	(79)
Reclassifications		96	29
Reclassification to held for sale (note 10)		(111)
Property, plant and equipment, ending balance		3,752	3,897
Land and buildings | Cost | Previously stated
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance			3,338
Land and buildings | Cost | IFRS 16
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance			381
Land and buildings | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(847)	(778)
Exchange adjustments		37	(16)
Depreciation charge for the year		(90)	(92)
Disposals		0	36
Reclassifications		2	3
Reclassification to held for sale (note 10)		22
Property, plant and equipment, ending balance		(876)	(847)
Plant and machinery
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		41,567
Property, plant and equipment, ending balance		38,579	41,567
Plant and machinery | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		59,609	53,896
Exchange adjustments		(3,308)	1,484
Additions		328	464
Disposals		(344)	(486)
Reclassifications		3,007	4,251
Reclassification to held for sale (note 10)		(3,231)
Property, plant and equipment, ending balance		56,061	59,609
Plant and machinery | Cost | Previously stated
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance			53,829
Plant and machinery | Cost | IFRS 16
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance			67
Plant and machinery | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(18,042)	(16,918)
Exchange adjustments		698	(329)
Depreciation charge for the year		(1,270)	(1,252)
Disposals		339	464
Reclassifications		(5)	(7)
Reclassification to held for sale (note 10)		798
Property, plant and equipment, ending balance		(17,482)	(18,042)
Assets in the course of construction
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		4,771
Property, plant and equipment, ending balance		5,221	4,771
Assets in the course of construction | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		4,771	5,049
Exchange adjustments		(130)	83
Additions		4,023	4,029
Disposals		(26)	(9)
Reclassifications		(3,243)	(4,381)
Reclassification to held for sale (note 10)		(174)
Property, plant and equipment, ending balance		5,221	4,771
Assets in the course of construction | Cost | Previously stated
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance			5,049
Assets in the course of construction | Cost | IFRS 16
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance			0
Assets in the course of construction | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		0	0
Exchange adjustments		0	0
Depreciation charge for the year		0	0
Disposals		0	0
Reclassifications		0	0
Reclassification to held for sale (note 10)		0
Property, plant and equipment, ending balance		0	0
Motor vehicles and office equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		374
Property, plant and equipment, ending balance		367	374
Motor vehicles and office equipment | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		1,036	950
Exchange adjustments		(73)	33
Additions		70	104
Disposals		(48)	(65)
Reclassifications		77	14
Reclassification to held for sale (note 10)		(44)
Property, plant and equipment, ending balance		1,018	1,036
Motor vehicles and office equipment | Cost | Previously stated
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance			930
Motor vehicles and office equipment | Cost | IFRS 16
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance			20
Motor vehicles and office equipment | Accumulated depreciation/amortisation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance		(662)	(591)
Exchange adjustments		46	(20)
Depreciation charge for the year		(116)	(120)
Disposals		48	58
Reclassifications		6	11
Reclassification to held for sale (note 10)		27
Property, plant and equipment, ending balance		£ (651)	£ (662)

[1]	Comparative amounts have been revised as described in note 1F.